INTANGIBLE ASSETS - Narratives (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 1,162	$ 1,179	$ 1,188
Trademark assets | Center Parcs UK
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	956	921
Trademark assets | Atlantis
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 205	$ 207